Financial risk management - Disclosure of nature and extent of risks arising from financial instruments (Details) - Currency risk - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ (41,371)	£ (43,607)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,178	559
Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,753	3,699
Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(47,539)	(47,072)
Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(40,608)	(42,814)
Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(763)	(793)
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,696	2,158
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(3,908)	(3,715)
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(467)	(458)
GBP
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(16,276)	(21,684)
GBP | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,047	402
GBP | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,129	1,514
GBP | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(13,913)	(14,498)
GBP | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(7,737)	(12,582)
GBP | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(8,539)	(9,102)
GBP | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	424	280
GBP | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,359)	(1,330)
GBP | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(171)	(169)
Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	918	1,040
Euro | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12,968)	(11,936)
Euro | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12,968)	(11,936)
Euro | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,886	12,976
Euro | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Euro | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
USD
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(26,217)	(23,221)
USD | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	131	157
USD | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	624	2,185
USD | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(19,217)	(18,938)
USD | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(18,462)	(16,596)
USD | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(7,755)	(6,625)
USD | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,272	1,878
USD | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,549)	(2,385)
USD | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(296)	(289)
Other
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	204	258
Other | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Financial investments
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Borrowings
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,441)	(1,700)
Other | Pre-derivative position
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,441)	(1,700)
Other | Derivative effect
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,645	1,958
Other | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Other | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0